Supplementary Information - Condensed Consolidated Statement of Cash Flows (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Cash Flows From Operating Activities
Net cash provided by (used in) continuing operating activities	$ 14,477		$ 14,453		$ 11,383
Net cash provided by (used in) discontinued operations	5,169		2,592		1,096
Net Cash Provided by (Used in) Operating Activities	19,646		17,045		12,479
Cash Flows From Investing Activities
Capital expenditures and investments	(12,244)		(8,611)		(8,400)
Proceeds from asset dispositions	2,192		14,710		512
Net purchases of short-term investments	400		(982)
Long-term advances/loans-related parties	(9)		(113)		(175)
Collection of advances/loans-related parties	98		95		92
Other	56		218		9
Net cash provided by (used in) continuing investing activities	(9,507)		5,317		(7,962)
Net cash provided by (used in) discontinued operations	2,492		(652)		(1,973)
Net Cash Provided by (Used in) Investing Activities	(7,015)		4,665		(9,935)
Cash Flows From Financing Activities
Issuance of debt			118		9,087
Repayment of debt	(934)		(5,294)		(7,833)
Issuance of company common stock	96		133		13
Repurchase of company common stock	(11,123)		(3,866)
Dividends paid on common stock	(3,632)		(3,175)		(2,832)
Other	(684)		(706)		(1,261)
Net cash provided by (used in) continuing financing activities	(16,277)		(12,790)		(2,826)
Net cash provided by (used in) discontinued operations	(28)		(29)		(29)
Net Cash Provided by (Used in) Financing Activities	(16,305)		(12,819)		(2,855)
Effect of Exchange Rate Changes on Cash and Cash Equivalents			21		98
Net Change in Cash and Cash Equivalents	(3,674)		8,912		(213)
Cash and cash equivalents at beginning of year	9,454	[1]	542		755
Cash and Cash Equivalents at End of Year	5,780	[1]	9,454	[1]	542
ConocoPhillips [Member]
Cash Flows From Operating Activities
Net cash provided by (used in) continuing operating activities	14,669		7,901		(2,205)
Net Cash Provided by (Used in) Operating Activities	14,669		7,901		(2,205)
Cash Flows From Financing Activities
Issuance of debt					8,909
Repayment of debt			(990)		(3,826)
Issuance of company common stock	96		133		13
Repurchase of company common stock	(11,123)		(3,866)
Dividends paid on common stock	(3,633)		(3,175)		(2,832)
Other	(9)		(3)		(59)
Net cash provided by (used in) continuing financing activities	(14,669)		(7,901)		2,205
Net Cash Provided by (Used in) Financing Activities	(14,669)		(7,901)		2,205
ConocoPhillips Company [Member]
Cash Flows From Operating Activities
Net cash provided by (used in) continuing operating activities	(1,805)		1,962		5,181
Net cash provided by (used in) discontinued operations	(2,359)		349		1,270
Net Cash Provided by (Used in) Operating Activities	(4,164)		2,311		6,451
Cash Flows From Investing Activities
Capital expenditures and investments	(1,504)		(1,120)		(1,890)
Proceeds from asset dispositions	318		789		314
Long-term advances/loans-related parties	(916)		(135)		(75)
Collection of advances/loans-related parties	993		87		168
Other	6		28
Net cash provided by (used in) continuing investing activities	(1,103)		(351)		(1,483)
Net cash provided by (used in) discontinued operations	2,376		(931)		(1,256)
Net Cash Provided by (Used in) Investing Activities	1,273		(1,282)		(2,739)
Cash Flows From Financing Activities
Issuance of debt	12,758		2,159		3,122
Repayment of debt	(8,657)		(2,642)		(6,727)
Other	119		52		18
Net cash provided by (used in) continuing financing activities	4,220		(431)		(3,587)
Net cash provided by (used in) discontinued operations	(18)		(18)		(11)
Net Cash Provided by (Used in) Financing Activities	4,202		(449)		(3,598)
Effect of Exchange Rate Changes on Cash and Cash Equivalents	(1)		16
Net Change in Cash and Cash Equivalents	1,310		596		114
Cash and cash equivalents at beginning of year	718		122		8
Cash and Cash Equivalents at End of Year	2,028		718		122
ConocoPhillips Australia Funding Company [Member]
Cash Flows From Operating Activities
Net cash provided by (used in) continuing operating activities	1
Net cash provided by (used in) discontinued operations
Net Cash Provided by (Used in) Operating Activities	1
Cash Flows From Investing Activities
Proceeds from asset dispositions
Net purchases of short-term investments
Long-term advances/loans-related parties
Collection of advances/loans-related parties					950
Net cash provided by (used in) continuing investing activities					950
Net Cash Provided by (Used in) Investing Activities					950
Cash Flows From Financing Activities
Issuance of debt
Repayment of debt					(950)
Dividends paid on common stock
Net cash provided by (used in) continuing financing activities					(950)
Net Cash Provided by (Used in) Financing Activities					(950)
Net Change in Cash and Cash Equivalents	1
Cash and Cash Equivalents at End of Year	1
ConocoPhillips Canada Funding Company I [Member]
Cash Flows From Operating Activities
Net cash provided by (used in) continuing operating activities	13		11		8
Net Cash Provided by (Used in) Operating Activities	13		11		8
Cash Flows From Investing Activities
Long-term advances/loans-related parties	(4)
Net cash provided by (used in) continuing investing activities	(4)
Net Cash Provided by (Used in) Investing Activities	(4)
Cash Flows From Financing Activities
Net Change in Cash and Cash Equivalents	9		11		8
Cash and cash equivalents at beginning of year	29		18		10
Cash and Cash Equivalents at End of Year	37		29		18
ConocoPhillips Canada Funding Company II [Member]
Cash Flows From Operating Activities
Net cash provided by (used in) continuing operating activities	(7)		(3)
Net cash provided by (used in) discontinued operations
Net Cash Provided by (Used in) Operating Activities	(7)		(3)
Cash Flows From Investing Activities
Capital expenditures and investments
Proceeds from asset dispositions
Long-term advances/loans-related parties
Collection of advances/loans-related parties			384
Other
Net cash provided by (used in) continuing investing activities			384
Net Cash Provided by (Used in) Investing Activities			384
Cash Flows From Financing Activities
Issuance of debt	4
Repayment of debt			(378)
Issuance of company common stock
Dividends paid on common stock
Net cash provided by (used in) continuing financing activities	4		(378)
Net Cash Provided by (Used in) Financing Activities	4		(378)
Effect of Exchange Rate Changes on Cash and Cash Equivalents
Net Change in Cash and Cash Equivalents	(3)		3
Cash and cash equivalents at beginning of year	4		1		1
Cash and Cash Equivalents at End of Year	1		4		1
All Other Subsidiaries [Member]
Cash Flows From Operating Activities
Net cash provided by (used in) continuing operating activities	4,950		7,095		10,483
Net cash provided by (used in) discontinued operations	7,528		2,243		(174)
Net Cash Provided by (Used in) Operating Activities	12,478		9,338		10,309
Cash Flows From Investing Activities
Capital expenditures and investments	(10,740)		(7,814)		(7,190)
Proceeds from asset dispositions	1,874		14,020		517
Net purchases of short-term investments	400		(982)
Long-term advances/loans-related parties	(4,562)		(2,279)		(3,312)
Collection of advances/loans-related parties	8,340		1,379		6,438
Other	50		190		9
Net cash provided by (used in) continuing investing activities	(4,638)		4,514		(3,538)
Net cash provided by (used in) discontinued operations	(8,084)		279		(717)
Net Cash Provided by (Used in) Investing Activities	(12,722)		4,793		(4,255)
Cash Flows From Financing Activities
Issuance of debt	827		260		269
Repayment of debt	(1,426)		(3,039)		(3,794)
Dividends paid on common stock	(3,051)		(2,666)		(1,945)
Other	(794)		(782)		(1,179)
Net cash provided by (used in) continuing financing activities	(4,444)		(6,227)		(6,649)
Net cash provided by (used in) discontinued operations	(304)		240		301
Net Cash Provided by (Used in) Financing Activities	(4,748)		(5,987)		(6,348)
Effect of Exchange Rate Changes on Cash and Cash Equivalents	1		5		98
Net Change in Cash and Cash Equivalents	(4,991)		8,149		(196)
Cash and cash equivalents at beginning of year	8,703		554		750
Cash and Cash Equivalents at End of Year	3,713		8,703		554
Consolidating Adjustments [Member]
Cash Flows From Operating Activities
Net cash provided by (used in) continuing operating activities	(3,344)		(2,513)		(2,084)
Net Cash Provided by (Used in) Operating Activities	(3,344)		(2,513)		(2,084)
Cash Flows From Investing Activities
Capital expenditures and investments			323		680
Proceeds from asset dispositions			(99)		(319)
Long-term advances/loans-related parties	5,473		2,301		3,212
Collection of advances/loans-related parties	(9,235)		(1,755)		(7,464)
Net cash provided by (used in) continuing investing activities	(3,762)		770		(3,891)
Net cash provided by (used in) discontinued operations	8,200
Net Cash Provided by (Used in) Investing Activities	4,438		770		(3,891)
Cash Flows From Financing Activities
Issuance of debt	(13,589)		(2,301)		(3,213)
Repayment of debt	9,149		1,755		7,464
Dividends paid on common stock	3,052		2,666		1,945
Other			27		(41)
Net cash provided by (used in) continuing financing activities	(1,388)		2,147		6,155
Net cash provided by (used in) discontinued operations	294		(251)		(319)
Net Cash Provided by (Used in) Financing Activities	(1,094)		1,896		5,836
Net Change in Cash and Cash Equivalents			153		(139)
Cash and cash equivalents at beginning of year			(153)		(14)
Cash and Cash Equivalents at End of Year					$ (153)

[1]	Certain amounts have been restated to reflect a prior period adjustment. See Note 21-Accumulated Other Comprehensive Income, in the Notes to Consolidated Financial Statements.